                                                Filed Pursuant to Rule 497(c)
                                                Registration File No.: 333-17217

1

EQ Advisors Trust (SM)

SUPPLEMENT DATED SEPTEMBER 1, 2000
TO THE PROSPECTUS DATED MAY 1, 2000
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This Supplement updates certain information contained in the above-dated
Prospectus. Unless indicated otherwise, this Supplement does not supersede the Prospectus dated May 1, 2000 or any prior supplements. This Supplement describes four (4) Portfolios offered by EQ Advisors Trust and the Class IA shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Supplement contains information you should know before investing. Please read this Supplement and the Prospectus carefully before investing and keep it for future reference.

                               DOMESTIC PORTFOLIOS
                               -------------------

                         EQ/AXP New Dimensions Portfolio
                      EQ/AXP Strategy Aggressive Portfolio
                       EQ/Janus Large Cap Growth Portfolio
                              FI Mid Cap Portfolio










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YOU SHOULD BE AWARE THAT THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED OF THE INVESTMENT MERIT OF THESE PORTFOLIOS OR DETERMINED IF THIS SUPPLEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Supplement-Class A

Overview

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EQ ADVISORS TRUST

This Supplement tells you about four (4) current Portfolios of EQ Advisors Trust ("Trust") and the Class IA shares offered by the Trust on behalf of each Portfolio. The Trust is an open-end management investment company. Each Portfolio is a separate series of the Trust with its own investment objective, investment strategies and risks, which are described in this Supplement. Each of the current Portfolios of the Trust described in this Supplement are diversified for purposes of the Investment Company Act of 1940, as amended ("1940 Act").

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contract" or collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and Equitable of Colorado, Inc. ("EOC") as well as insurance companies that are not affiliated with Equitable or EOC ("non-affiliated insurance companies") and to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). The Supplement is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan and should be read in conjunction with the Prospectus. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.

Equitable currently serves as the Manager of the Trust. In such capacity, Equitable currently has overall responsibility for the general management and administration of the Trust.

Information about the Advisers for each Portfolio is contained in the description concerning that Portfolio in the section entitled "About the Investment Portfolios." The Manager has the ultimate responsibility to oversee each of the Advisers and to recommend their hiring, termination and replacement. Subject to approval by the Board of Trustees, the Manager has been granted relief by the Securities and Exchange Commission ("SEC") ("Multi-Manager Order") that enables the Manager without obtaining shareholder approval to: (i) select new or additional Advisers for each of the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers.

Table of contents

3
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1  SUMMARY INFORMATION CONCERNING EQ ADVISORS TRUST                            4
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2  ABOUT THE INVESTMENT PORTFOLIOS                                             6
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     DOMESTIC PORTFOLIOS                                                       8
       EQ/AXP New Dimensions Portfolio                                         8
       EQ/AXP Strategy Aggressive Portfolio                                   10
       EQ/Janus Large Cap Growth Portfolio                                    12
       FI Mid Cap Portfolio                                                   14

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3  MORE INFORMATION ON PRINCIPAL RISKS                                        16
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4  MANAGEMENT OF THE TRUST                                                    20
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     The Trust                                                                20
     The Manager                                                              20
     Expense Limitation Agreement                                             21
     The Advisers                                                             21
     The Administrator                                                        22
     The Transfer Agent                                                       22
     Brokerage Practices                                                      22
     Brokerage Transactions with Affiliates                                   22

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5  FUND DISTRIBUTION ARRANGEMENTS                                             24
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6  PURCHASE AND REDEMPTION                                                    25
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7  HOW ASSETS ARE VALUED                                                      25
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8  TAX INFORMATION                                                            25
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9  PRIOR PERFORMANCE OF EACH ADVISER                                          26
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

1  SUMMARY INFORMATION CONCERNING EQ ADVISORS TRUST

4
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The following chart highlights the four (4) Portfolios described in this
Supplement that you can choose as investment alternatives under your Contracts offered by Equitable or EOC. The chart and accompanying information identify each Portfolio's investment objective(s), principal investment strategies, and principal risks. "More Information on Principal Risks", which more fully describes each of the principal risks, is provided beginning on page 16.

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EQ ADVISORS TRUST DOMESTIC PORTFOLIOS
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PORTFOLIO                                INVESTMENT OBJECTIVE(S)
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
EQ/AXP NEW DIMENSIONS PORTFOLIO          Seeks long-term growth of capital.


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EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO     Seeks long-term growth of capital.





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EQ/JANUS LARGE CAP GROWTH PORTFOLIO      Seeks long-term growth of capital in a manner consistent
                                         with preservation of capital.

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FI MID CAP PORTFOLIO                     Seeks long-term growth of capital.



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

5
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
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PRINCIPAL INVESTMENT STRATEGIES                                 PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------
Common stocks of companies showing the potential for            General investment, growth investing and foreign securities
significant growth (often including securities of companies     risks.
operating in areas with dynamic economic and
technological changes occurring and foreign markets).
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Equity securities of growth companies the Adviser chooses       General investment, growth investing, small-cap and
based on: (i) considering opportunities and risks within        mid-cap company and foreign securities risks.
growing industries and new technologies; (ii) aggressive
growth prospects; and (iii) identification of small and
medium capitalization companies with effective
management, financial strength and competitive market
positions.
------------------------------------------------------------------------------------------------------------------------------
Common stocks of growth companies with a large market           General investment, focused portfolio, growth investing,
capitalization.                                                 fixed income, junk bond, foreign securities, derivatives and portfolio turnover risks.
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Common stocks of companies with medium market                   General investment, mid-cap company, growth investing,
capitalizations (similar to companies in the S&P MidCap         value investing, foreign securities, sector and portfolio
400), but also in companies with smaller or larger market       turnover risks.
capitalizations. Investments may include growth or value
stocks both.
------------------------------------------------------------------------------------------------------------------------------

                                     ------------------------- EQ Advisors Trust

2  ABOUT THE INVESTMENT PORTFOLIOS

6
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This section of the Supplement provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective.

Please note that:

o A fuller description of each of the principal risks is included in the section "More Information on Principal Risks," which follows the description of each Portfolio in this section of the Supplement.

o Additional information concerning each Portfolio's strategies, investments, and risks can also be found in the Trust's Statement of Additional Information.

GENERAL INVESTMENT RISKS

Each of the Portfolios is subject to the following risks:

ASSET CLASS RISK: The returns from the types of securities in which a Portfolio invests may underperform returns from the various general securities markets or different asset classes.

MARKET RISK: You could lose money over short periods due to fluctuation in a Portfolio's share price in reaction to stock or bond market movements, and over longer periods during extended market downturns.

SECURITY SELECTION RISK: There is the possibility that the specific securities selected by a Portfolio's Adviser will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

THE BENCHMARKS

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. Certain benchmarks are included because they are widely known and may help you to understand the universe of securities from which certain of the Portfolios, as described in this Supplement, are likely to select their holdings.

THE RUSSELL MIDCAP GROWTH INDEX is an unmanaged list of common stocks that measures the performance of the 800 smallest companies in the Russell 1000 Index representing approximately 35% of the total market capitalization of the Russell 1000 Index. (The Russell 1000 Index measures the performance of the 1,000 largest companies based on total market capitalization.) The Russell MidCap Growth Index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values. It is compiled by the Frank Russell Company.

THE RUSSELL 1000 GROWTH INDEX is an unmanaged list of common stocks that measures the performance of Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market). The Russell 1000 Growth Index is compiled by the Frank Russell Company.

7
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THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500") is an
unmanaged weighted index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions or other expenses of investing.

THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P MidCap 400") is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization as of June 30, 2000 of about $1.6 billion), liquidity, and industry group representation. The S&P MidCap 400 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions or other expenses of investing.

                                 ----------------------------- EQ Advisors Trust

DOMESTIC PORTFOLIOS

8
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EQ/AXP NEW DIMENSIONS PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio primarily invests in common stocks of companies showing the potential for significant growth. These companies often operate in areas where dynamic economic and technological changes are occurring. The Portfolio may also invest up to 30% of its total assets in foreign securities.

The Portfolio's Adviser selects investments by:

o identifying companies the Adviser believes have above-average long-term growth potential based on: effective management; financial strength; and competitive market position.

o considering opportunities and risks with respect to interest rate and economic forecasts both domestically and abroad.

In evaluating whether to sell a security, the Adviser considers, among other factors, whether:

o   the security is overvalued relative to alternative investments;

o   the company has met the Adviser's earnings and/or growth expectations;

o   political, economic, or other events could affect the company's performance;

o the Adviser wishes to minimize potential losses (i.e., in a market down-turn); and

o   the Adviser identifies a more attractive opportunity.

Although not a primary investment strategy, the Portfolio also may invest in other instruments, such as money market securities, preferred stocks, debt obligations (of any rating), and convertible securities. Additionally, the Portfolio may utilize derivative instruments (such as options and futures contracts) to produce incremental earnings, hedge existing positions and increase flexibility.

When market or financial conditions warrant, the Portfolio may invest more of its assets in money market securities for temporary or defensive purposes. During these times, the Portfolio may make frequent securities trades that could cause the Portfolio to incur additional transaction costs that could be passed through to shareholders. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: The Portfolio may use a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

9
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PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

AMERICAN EXPRESS FINANCIAL CORPORATION ("AEFC"), 200 AXP Financial Center, Minneapolis, MN 55474. AEFC has been the Adviser to the Portfolio since the Portfolio commenced operations. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. AEFC has provided financial services since 1894. In addition to offering mutual funds, its family of companies also offers insurance, annuities, investment certificates and a broad range of financial management services.

GORDON FINES is principally responsible for the day-to-day management of the Portfolio. Mr. Fines, a Vice President and senior portfolio manager of AEFC, has been associated with AEFC since 1981. Doug Guffy and Anne Obermeyer serve as portfolio managers and have been associated with AEFC since 1994 and 1984, respectively.

                                 ----------------------------- EQ Advisors Trust

10
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EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio primarily invests in securities of growth companies. Under normal market conditions, at least 65% of the Portfolio's total assets are invested in equity securities. The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Portfolio's goal, the Adviser chooses equity investments by:

o considering opportunities and risks within growing industries and new technologies;

o selecting companies that the Adviser believes have aggressive growth prospects; and

o identifying small and medium capitalization companies with: effective management, financial strength, and competitive market position. Small and medium capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell MidCap Growth Index.

In evaluating whether to sell a security, the Adviser considers, among other factors, whether:

o   the security is overvalued relative to other potential investments;

o   the security has reached the Adviser's price objective;

o   the company's characteristics change;

o   the company has met the Adviser's earnings and/or growth expectations;

o   political, economic, or other events could affect the company's performance;

o the Adviser wishes to minimize potential losses (i.e., in a market down-turn);

o   the Adviser wishes to lock in profits;

o   the Adviser identifies a more attractive investment opportunity; and

o the company or the security continue to meet the other standards described above.

Although not a primary investment strategy, the Portfolio also may invest in foreign securities, money market securities, debt obligations (rated B or higher), derivative instruments (such as options and futures contracts), and convertible securities.

When market or financial conditions warrant, the Portfolio may invest without limitation in money market instruments or investment grade debt obligations (rated BBB or higher) for temporary or defensive purposes. During these times, the Portfolio may make frequent securities trades that could cause the Portfolio to incur additional transaction costs that could be passed through to shareholders. Such investments strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: The Portfolio may use a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in new or unseasoned small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or

11
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technologies of such companies may be at a relatively early stage of development or not fully tested.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

AMERICAN EXPRESS FINANCIAL CORPORATION ("AEFC"), 200 AXP Financial Center, Minneapolis, MN 55474. AEFC has been the Adviser to the Portfolio since the Portfolio commenced operations. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. AEFC has provided financial services since 1894. In addition to offering mutual funds, its family of companies also offers insurance, annuities, investment certificates and a broad range of financial management services.

LOUIS GIGLIO and SCOTT MULLINIX are principally responsible for the day-to-day management of the Portfolio. Mr. Giglio, portfolio manager, has been associated with AEFC since January 1994 as a senior equity analyst. Mr. Mullinix, associate portfolio manager, has been associated with AEFC since 1987.

                                 ----------------------------- EQ Advisors Trust

12
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EQ/JANUS LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital in a manner consistent with the preservation of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in securities of growth-oriented companies. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of growth companies with a large market capitalization.

The Adviser may invest substantially all of the Portfolio's assets in common stocks if the Adviser believes common stocks will appreciate in value. The Portfolio is diversified for purposes of the 1940 Act, however, it is invested in a limited number of companies.

--------------------------------------------------------------------------------
 For purposes of this Portfolio, generally companies having a market capitalization greater than $10 billion are considered large companies.
--------------------------------------------------------------------------------

The Adviser applies a "bottom-up" approach in choosing investments, focusing on the financial condition and competitiveness of individual companies. The Adviser seeks to identify companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. If the Adviser is unable to find investments with earnings growth potential, a significant portfolio of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The Adviser will seek companies that meet its selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. In addition, the Portfolio may invest in high-yield/high-risk bonds (less than 35% of the Portfolio's total assets) and other debt securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes, or for non-hedging purposes, such as seeking to enhance return, and securities purchased on a when-issued, delayed delivery or forward commitment basis.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

FOCUSED PORTFOLIO RISK: The Portfolio invests in the securities of a limited number of companies. Consequently, the Portfolio may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio's net asset value.

JUNK BOND RISK: The Portfolio may invest up to 35% of its total assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Therefore, credit risk is particularly significant for this Portfolio. Junk bonds have speculative elements or are predominantly speculative credit risks. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities markets.

13
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FIXED INCOME RISK: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options on futures contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate is likely to exceed 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs that could be passed through to shareholders.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

JANUS CAPITAL CORPORATION ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928. Janus has been the Adviser to the Portfolio since it commenced operations. Janus manages investment companies, private-label mutual funds and provides separate account advisory services for institutional accounts. Stilwell Financial, Inc. ("Stilwell") owns approximately 81.5% of the outstanding voting stock of Janus. Stilwell is a publicly traded company whose subsidiaries are engaged in financial services.

MARC PINTO is the Portfolio Manager responsible for the day-to-day management of the Portfolio. Mr. Pinto manages institutional separate accounts in the Large Cap Growth discipline and has also served as Assistant Portfolio Manager for certain Janus funds since joining Janus in 1994.

                                 ----------------------------- EQ Advisors Trust

14
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FI MID CAP PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser's principal investment strategies include:

o Normally investing at least 65% of its total assets in common stocks of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

o Potentially investing up to 35% of its total assets in companies with market capitalizations that are smaller or larger than those in the S&P MidCap 400.

o   Investing in domestic and foreign issuers.

o Investing in either "growth" stocks or "value" stocks or both. The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

o In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earning estimates and management.

The Adviser may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy such as preferred stock or investment grade instruments for defensive purposes. If the Adviser does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

MID-CAP COMPANY RISK: The Portfolio's investments in new or unseasoned mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

GROWTH INVESTING RISK: The Portfolio may use a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

VALUE INVESTING: The Portfolio may also use a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to

15
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less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate is likely to be over 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs that could be passed through to shareholders.

SECTOR RISK: Market or economic factors affecting certain companies or industries in a particular industry sector could have a major effect on the value of a Portfolio's investments. Many technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

FIDELITY MANAGEMENT & RESEARCH COMPANY ("Fidelity"), 82 Devonshire Street, Boston, MA 02109. Fidelity has been the Adviser to the Portfolio since the Portfolio commenced operations. FMR Corp., organized in 1972, is the ultimate parent company of Fidelity. As of March 31, 2000, FMR Corp., including its affiliates, had approximately $995 billion in total assets under management.

DAVID FELMAN is principally responsible for the day-to-day management of the Portfolio. Mr. Felman, a Vice President and portfolio manager, has been associated with Fidelity since 1993.

                                 ----------------------------- EQ Advisors Trust

3  MORE INFORMATION ON PRINCIPAL RISKS

16
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Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

GENERAL INVESTMENT RISKS: Each Portfolio is subject to the following risks:

ASSET CLASS RISK: There is the possibility that the returns from the types of securities in which a Portfolio invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

MARKET RISK: Each Portfolio's share price moves up and down over the short term in reaction to stock or bond market movements. This means that you could lose money over short periods, and perhaps over longer periods during extended market downturns.

SECURITY SELECTION RISK: The Adviser(s) for each Portfolio rely on the insights of different specialists in making investment decisions based on the Portfolio's particular investment objective(s) and investment strategies. There is the possibility that the specific securities held by a Portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the Adviser's choice of portfolio securities.

As indicated in "Summary Information Concerning EQ Advisors Trust" and "About the Investment Portfolios," a particular Portfolio, as described in this Supplement, may also be subject to the following risks:

DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options of futures contracts. Certain Portfolios can use derivatives involving the U.S. Government and foreign government securities and currencies. Investments in derivatives can significantly increase your exposure to market risk, or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FIXED INCOME RISK: To the extent that the Portfolio invests a substantial amount of its assets in fixed income securities, the Portfolio may be subject to the following risks:

    CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio. These debt securities and similar unrated securities have speculative elements or are predominantly speculative credit risks.

    INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in

17
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    bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

    INVESTMENT GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

    JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade by S&P and Moody's are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered "below investment grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.

FOCUSED PORTFOLIO RISK: Certain Portfolios may invest in the securities of a limited number of companies. Consequently, these Portfolios may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio's net asset value.

FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

    CURRENCY RISK: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

    EMERGING MARKET RISK: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

                                 ----------------------------- EQ Advisors Trust

18
--------------------------------------------------------------------------------

    POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

    REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

    TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

PORTFOLIO TURNOVER RISK: Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Portfolio to incur additional transaction costs that could be passed through to shareholders.

SECTOR RISK: Market or economic factors affecting certain companies or industries in a particular industry sector could have a major effect on the value of a Portfolio's investments. Many technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

SMALL-CAP AND MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

19
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The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

                                 ----------------------------- EQ Advisors Trust

4  MANAGEMENT OF THE TRUST

20
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This section gives you information on the Trust, the Manager and the Advisers for each of the Portfolios described in the Supplement. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About The Investment Portfolios."

THE TRUST

The Trust is organized as a Delaware business trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust issues shares of beneficial interest that are currently divided among forty-five (45) Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Supplement or the Prospectus.

THE MANAGER

The Equitable Life Assurance Society of the United States ("Equitable"), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. EQ Financial Consultants, Inc. ("EQFC") previously served as the Manager of the Trust, until September 17, 1999 when the Trust's Investment Management Agreement was transferred to Equitable. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a subsidiary of AXA, a French insurance holding company.

Subject to the supervision and direction of the Board of Trustees, the Manager has overall responsibility for the general management of the Trust. In the exercise of that responsibility and under the Multi-Manager Order, the Manager, without obtaining shareholder approval but subject to the review and approval by the Board of Trustees, may: (i) select new or additional Advisers for the Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers. The Manager also monitors each Adviser's investment program and results, reviews brokerage matters, and carries out the directives of the Board of Trustees. The Manager also supervises the provision of services by third parties such as the Trust's custodian.

21
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The contractual management fee rates payable by the Trust are at the following annual percentages of the value of each Portfolio's average daily net assets:

CONTRACTUAL FEE UNDER MANAGEMENT AGREEMENT
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

-------------------------------------------------------------------------------------------------------
                                    FIRST          NEXT           NEXT           NEXT
EQUITY PORTFOLIOS                $1 BILLION     $1 BILLION     $3 BILLION     $5 BILLION     THEREAFTER
-------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions              0.650%         0.600%         0.575%         0.550%         0.525%
EQ/AXP Strategy Aggressive         0.700%         0.650%         0.625%         0.600%         0.575%
EQ/Janus Large Cap Growth          0.900%         0.850%         0.825%         0.800%         0.775%
FI Mid Cap                         0.700%         0.650%         0.625%         0.600%         0.575%
-------------------------------------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT

In the interest of limiting until April 30, 2001 the expenses of each Portfolio, the Manager has entered into an amended and restated expense limitation agreement with the Trust with respect to the Portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) are limited to the following respective expense ratios:

EXPENSE LIMITATION PROVISIONS

 --------------------------------------------------
                                   TOTAL EXPENSES
                                  LIMITED TO (% OF
 PORTFOLIOS                       DAILY NET ASSETS)
 --------------------------------------------------
 EQ/AXP New Dimensions                  0.70%
 EQ/AXP Strategy Aggressive             0.75%
 EQ/Janus Large Cap Growth              0.90%
 FI Mid Cap                             0.75%
 --------------------------------------------------

Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and
(iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous three (3) fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

THE ADVISERS

Each Portfolio has an Adviser that furnishes an investment program for the Portfolio pursuant to an investment advisory agreement with the Manager. Each Adviser makes investment decisions on behalf of the Portfolio, places all

                                 ----------------------------- EQ Advisors Trust

22
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orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser or the Manager and may perform certain limited related administrative functions in connection therewith.

The Manager has received an exemptive order, the Multi-Manager Order, from the SEC that permits the Manager, subject to board approval and without the approval of shareholders to: (a) employ a new Adviser or additional Advisers for any Portfolio; (b) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (c) terminate and replace the Advisers without obtaining approval of the relevant Portfolio' s shareholders. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser"), unless the investment advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in an information statement under Schedule 14C under the Securities Exchange Act of 1934 ("1934 Act").

The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

THE ADMINISTRATOR

Pursuant to an agreement, Equitable currently serves as the Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting and compliance services, and makes available the office space, equipment, personnel and facilities required to provide such services to the Trust.

Equitable may carry out its responsibilities either directly or through sub-contracting with third party service providers. For these services, the Trust pays Equitable $30,000 for each Portfolio, and a monthly fee at the annual rate of 0.04 of 1% of the first $3 billion of total Trust assets, 0.03 of 1% of the next $3 billion of the total Trust assets; 0.025 of 1% of the next $4 billion of the total Trust assets; and 0.0225% of 1% of the total Trust assets in excess of $10 billion.

THE TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent of the Trust and receives no compensation for serving in such capacity.

BROKERAGE PRACTICES

In selecting brokers and dealers, in accordance with Section 28(e) of the 1934 Act, the Manager and each Adviser may consider research and brokerage services received by the Manager, the Advisers, the Trust or any Portfolio. Subject to seeking the most favorable net price and execution available, the Manager and each Adviser may also consider sales of shares of the Trust as a factor in the selection of brokers and dealers. Finally, at the discretion of the Board, the Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment or (ii) finance activities that are primarily intended to result in the sale of Trust shares.

BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law, the Trust may engage in securities and other transactions with entities that may be affiliated with the Manager or the Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with an affiliate of the Manager or the Advisers unless pursuant to an exemptive order from the

23
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SEC. For these purposes, however, the Trust has considered this issue and believes, based upon advice of counsel, that a broker-dealer affiliate of an Adviser to one Portfolio should not be treated as an affiliate of an Adviser to another Portfolio for which such Adviser does not provide investment advice in whole or in part. The Trust has adopted procedures that are reasonably designed to provide that any commission it pays to affiliates of the Manager or Advisers does not exceed the usual and customary broker's commission. The Trust has also adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of the Manager or Advisers is an underwriter.

                                 ----------------------------- EQ Advisors Trust

5  FUND DISTRIBUTION ARRANGEMENTS

24
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The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IA shares of the Trust offered by this Supplement and the Prospectus as well as one of the distributors for the Class IB shares. Equitable Distributors, Inc. ("EDI") serves as the other distributor for the Class IA shares of the Trust as well as the Class IB shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and EDI are affiliates of Equitable. Both AXA Advisors and EDI are registered as broker-dealers under the 1934 Act and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

6  PURCHASE AND REDEMPTION

25
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For information on purchases and redemptions, please see "Purchases and redemptions" in the Prospectus.

7  HOW ASSETS ARE VALUED
--------------------------------------------------------------------------------

For information on how assets are valued, please see "How assets are valued" in the Prospectus.

8  TAX INFORMATION
--------------------------------------------------------------------------------

For information on taxes, please see "Tax information" in the Prospectus.

9  PRIOR PERFORMANCE OF EACH ADVISER

26
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The following table provides information concerning the historical performance of another registered investment company (or series), or composite of other institutional private accounts and registered investment companies managed by the Advisers to three of the Portfolios described in this Supplement which has investment objectives, policies, strategies and risks substantially similar to those of the respective Portfolio(s) of the Trust for which it serves as Adviser. The data is provided to illustrate the past performance of each Adviser in managing a substantially similar investment vehicle as measured against specified market indices. This data does not represent the past performance of any of the Portfolios or the future performance of any Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio of the Trust or of its Adviser and should not confuse this performance data with performance data for each of the Trust's Portfolios, which is shown for each Portfolio that has at least one full year of operations under the caption "ABOUT THE INVESTMENT PORTFOLIOS."

Each Adviser's performance data shown below for other registered investment companies (or series thereof) was calculated in accordance with standards prescribed by the SEC for the calculation of average annual total return information for registered investment companies. Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. In each such instance, the share prices and investment returns will fluctuate, reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities.

Composite performance data relating to the historical performance of institutional private accounts as well as registered investment companies managed by Janus was calculated on a total return basis and includes all losses. The total returns for the Janus Large Cap Growth Composite reflect the deduction of all fees paid by the private accounts and investment companies. The composite includes all accounts with assets above $5 million for which Janus has discretionary authority, including mutual funds. Accounts enter the Janus Large Cap Growth Composite upon the first full quarter under management in which assets exceed the stated minimum. Prior to 1995, all discretionary accounts were included in the appropriate composite, regardless of asset size, and there has been no restatement of pre-1995 performance. As of March 31, 2000 the Janus Large Cap Growth Composite included 57 accounts and assets of $5,129.5 million, which represented 1.62% of total assets under management. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The institutional private accounts that are included in the Janus Large Cap Growth Composite are not subject to the same types of expenses to which the relevant Portfolio is subject or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Janus Large Cap Growth Composite could have been adversely affected if the institutional private accounts included in the LargeCap Growth Composite had been regulated as investment companies under the federal securities laws.

The major difference between the SEC prescribed calculation of average annual total returns for registered investment companies or (series thereof) and total returns for composite performance is that average annual total returns reflect all fees and charges applicable to the registered investment company in question and the total return calculation for the Composite reflects only those fees and charges described in the paragraph directly above.

The performance results for the registered investment companies or Janus Large Cap Growth Composite presented below are generally subject to somewhat lower fees and expenses than the relevant Portfolios although in most instances the fees and expenses are substantially similar. In addition, holders of Contracts representing interests in the Portfolios below will be subject to charges and expenses relating to such Contracts. The performance results

27
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presented below do not reflect any insurance related expenses and would be reduced if such charges were reflected.

The investment results presented below are unaudited. For more information on the specified market indices used below, see the relevant footnotes. The name of the other fund or composite managed by the Adviser is shown in BOLD. The name of the Trust Portfolio is shown in (parentheses). The name of the benchmark is shown in italics.

ANNUAL RATES OF RETURN OF OTHER FUNDS OR ACCOUNTS
MANAGED BY ADVISERS AS OF 6/30/00

-------------------------------------------------------------------------------------------------------------------
                                                        1           5           10        SINCE     INCEPTION
                                                       YEAR       YEARS       YEARS     INCEPTION      DATE
-------------------------------------------------------------------------------------------------------------------
OTHER FUND OR ACCOUNT MANAGED BY ADVISER-NAME OF ADVISER
(EQAT Portfolio)
-------------------------------------------------------------------------------------------------------------------
Benchmark
-------------------------------------------------------------------------------------------------------------------
AXP NEW DIMENSIONS FUND(4),(6)-AEFC                    20.58%      25.09%      19.80%      14.14%    7/30/68
(EQ/AXP New Dimensions Portfolio)
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        5.97%      21.71%      15.05%       8.82%
-------------------------------------------------------------------------------------------------------------------
AXP STRATEGY AGGRESSIVE FUND(5),(6)-AEFC               58.01%      27.81%        N/A       28.32%    3/20/95
(EQ/AXP Strategy Aggressive Portfolio)
-------------------------------------------------------------------------------------------------------------------
Russell MidCap Growth Index(3)                         48.58%      26.36%        N/A       26.82%
-------------------------------------------------------------------------------------------------------------------
JANUS LARGE CAP GROWTH COMPOSITE(4)-JANUS              35.49%      34.55%      23.80%      24.88%     1/1/88
(EQ/Janus Large Cap Growth Portfolio)
-------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(1)                           25.67%      28.67%      20.11%      20.25%
-------------------------------------------------------------------------------------------------------------------

(1) The Russell 1000 Growth Index is an unmanaged list of common stocks that measures the performance of Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market). The Russell 1000 Growth Index does not include fees or operating expenses and is not available for actual investment. It is compiled by the Frank Russell Company.

(2) The S&P 500 Index ("S&P 500") is an unmanaged weighted index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

(3) The Russell MidCap Growth Index is an unmanaged index (with no defined investment objective) measuring the performance of those Russell MidCap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The index does not include fees or operating expenses and is not available for actual investment. It is compiled by the Frank Russell Company.

(4) The annual fees and expenses of the similar registered investment company (or series thereof) (or composite) whose prior performance is shown in the table above were less than those of the relevant Trust's Portfolio. Consequently, if the Trust Portfolio's annual fees and expenses were used in the calculation of the performance of the similar registered investment company (or composite) that performance would be reduced.

(5) The annual fees and expenses of the similar registered investment company (or series thereof) (or composite) whose prior performance is shown in the table above were higher than those of the relevant Trust's Portfolio. Consequently, if the Trust Portfolio's annual fees and expenses were used in the calculation of the performance of the similar registered investment company (or composite) that performance would be increased.

(6) Performance for the Class A shares. The Class A shares are in many instances subject to a front-end sales charge. Other share classes have different expenses and their performance will vary.performance is shown in the table above were higher than those of the relevant Trust's Portfolio. Consequently, if the Trust Portfolio's annual fees and expenses were used in the calculation of the performance of the similar registered investment company (or composite) that performance would be increased.

                                 ----------------------------- EQ Advisors Trust

EQ Advisors Trust (SM)

SUPPLEMENT DATED SEPTEMBER 1, 2000
TO THE PROSPECTUS DATED MAY 1, 2000

1
--------------------------------------------------------------------------------

This Supplement updates certain information contained in the above-dated Prospectus. Unless indicated otherwise, this Supplement does not supersede the Prospectus dated May 1, 2000 or any prior supplements. This Supplement describes four (4) Portfolios offered by EQ Advisors Trust and the Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Supplement contains information you should know before investing. Please read this Supplement and the Prospectus carefully before investing and keep it for future reference.

                               DOMESTIC PORTFOLIOS
                               -------------------

                         EQ/AXP New Dimensions Portfolio
                      EQ/AXP Strategy Aggressive Portfolio
                       EQ/Janus Large Cap Growth Portfolio
                              FI Mid Cap Portfolio









-------------------------------------------------------------------------------
YOU SHOULD BE AWARE THAT THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE INVESTMENT MERIT OF THESE PORTFOLIOS OR DETERMINED IF THIS SUPPLEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Supplement-Class B

Overview

2
--------------------------------------------------------------------------------

EQ ADVISORS TRUST

This Supplement tells you about four (4) current Portfolios of EQ Advisors Trust ("Trust") and the Class IB shares offered by the Trust on behalf of each Portfolio. The Trust is an open-end management investment company. Each Portfolio is a separate series of the Trust with its own investment objective, investment strategies and risks, which are described in this Supplement. Each of the current Portfolios of the Trust described in this Supplement are diversified for purposes of the Investment Company Act of 1940, as amended ("1940 Act").

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contract" or collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and Equitable of Colorado, Inc. ("EOC") as well as insurance companies that are not affiliated with Equitable or EOC ("non-affiliated insurance companies") and to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). The Supplement is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan and should be read in conjunction with the Prospectus. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.

Equitable currently serves as the Manager of the Trust. In such capacity, Equitable currently has overall responsibility for the general management and administration of the Trust.

Information about the Advisers for each Portfolio is contained in the description concerning that Portfolio in the section entitled "About the Investment Portfolios." The Manager has the ultimate responsibility to oversee each of the Advisers and to recommend their hiring, termination and replacement. Subject to approval by the Board of Trustees, the Manager has been granted relief by the Securities and Exchange Commission ("SEC") ("Multi-Manager Order") that enables the Manager without obtaining shareholder approval to: (i) select new or additional Advisers for each of the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers.

Table of contents

3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1  SUMMARY INFORMATION CONCERNING EQ ADVISORS TRUST                            4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2  ABOUT THE INVESTMENT PORTFOLIOS                                             6
--------------------------------------------------------------------------------
     DOMESTIC PORTFOLIOS                                                       8
       EQ/AXP New Dimensions Portfolio                                         8
       EQ/AXP Strategy Aggressive Portfolio                                   10
       EQ/Janus Large Cap Growth Portfolio                                    12
       FI Mid Cap Portfolio                                                   14

--------------------------------------------------------------------------------
3  MORE INFORMATION ON PRINCIPAL RISKS                                        16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4  MANAGEMENT OF THE TRUST                                                    20
--------------------------------------------------------------------------------
     The Trust                                                                20
     The Manager                                                              20
     Expense Limitation Agreement                                             21
     The Advisers                                                             21
     The Administrator                                                        22
     The Transfer Agent                                                       22
     Brokerage Practices                                                      22
     Brokerage Transactions with Affiliates                                   22

--------------------------------------------------------------------------------
5  FUND DISTRIBUTION ARRANGEMENTS                                             24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6  PURCHASE AND REDEMPTION                                                    25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7  HOW ASSETS ARE VALUED                                                      25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8  TAX INFORMATION                                                            25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9  PRIOR PERFORMANCE OF EACH ADVISER                                          26
--------------------------------------------------------------------------------

1  SUMMARY INFORMATION CONCERNING EQ ADVISORS TRUST

4
--------------------------------------------------------------------------------

The following chart highlights the four (4) Portfolios described in this Supplement that you can choose as investment alternatives under your Contracts offered by Equitable or EOC. The chart and accompanying information identify each Portfolio's investment objective(s), principal investment strategies, and principal risks. "More Information on Principal Risks", which more fully describes each of the principal risks, is provided beginning on page 16.


-------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST DOMESTIC PORTFOLIOS
-------------------------------------------------------------------------------------------------
PORTFOLIO                                INVESTMENT OBJECTIVE(S)
-------------------------------------------------------------------------------------------------
EQ/AXP NEW DIMENSIONS PORTFOLIO          Seeks long-term growth of capital.


-------------------------------------------------------------------------------------------------
EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO     Seeks long-term growth of capital.





-------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH PORTFOLIO      Seeks long-term growth of capital in a manner consistent
                                         with preservation of capital.
-------------------------------------------------------------------------------------------------
FI MID CAP PORTFOLIO                     Seeks long-term growth of capital.



-------------------------------------------------------------------------------------------------

5
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                                 PRINCIPAL RISKS
-----------------------------------------------------------------------------------------------------------------------------
Common stocks of companies showing the potential for            General investment, growth investing and foreign securities
significant growth (often including securities of companies     risks.
operating in areas with dynamic economic and
technological changes occurring and foreign markets).
-----------------------------------------------------------------------------------------------------------------------------
Equity securities of growth companies the Adviser chooses       General investment, growth investing, small-cap and
based on: (i) considering opportunities and risks within        mid-cap company and foreign securities risks.
growing industries and new technologies; (ii) aggressive
growth prospects; and (iii) identification of small and
medium capitalization companies with effective
management, financial strength and competitive market
positions.
-----------------------------------------------------------------------------------------------------------------------------
Common stocks of growth companies with a large market           General investment, focused portfolio, growth investing,
capitalization.                                                 fixed income, junk bond, foreign securities, derivatives and portfolio turnover risks.

-----------------------------------------------------------------------------------------------------------------------------
Common stocks of companies with medium market                   General investment, mid-cap company, growth investing,
capitalizations (similar to companies in the S&P MidCap         value investing, foreign securities, sector and portfolio
400), but also in companies with smaller or larger market       turnover risks.
capitalizations. Investments may include growth or value
stocks or a combination of both.
-----------------------------------------------------------------------------------------------------------------------------

                                 ----------------------------- EQ Advisors Trust

2  ABOUT THE INVESTMENT PORTFOLIOS

6
--------------------------------------------------------------------------------

This section of the Supplement provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective.

Please note that:

o A fuller description of each of the principal risks is included in the section "More Information on Principal Risks," which follows the description of each Portfolio in this section of the Supplement.

o Additional information concerning each Portfolio's strategies, investments, and risks can also be found in the Trust's Statement of Additional Information.

GENERAL INVESTMENT RISKS

Each of the Portfolios is subject to the following risks:

ASSET CLASS RISK: The returns from the types of securities in which a Portfolio invests may underperform returns from the various general securities markets or different asset classes.

MARKET RISK: You could lose money over short periods due to fluctuation in a Portfolio's share price in reaction to stock or bond market movements, and over longer periods during extended market downturns.

SECURITY SELECTION RISK: There is the possibility that the specific securities selected by a Portfolio's Adviser will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

THE BENCHMARKS

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. Certain benchmarks are included because they are widely known and may help you to understand the universe of securities from which certain of the Portfolios, as described in this Supplement are likely to select their holdings.

THE RUSSELL MIDCAP GROWTH INDEX is an unmanaged list of common stocks that measures the performance of the 800 smallest companies in the Russell 1000 Index representing approximately 35% of the total market capitalization of the Russell 1000 Index. (The Russell 1000 Index measures the performance of the 1,000 largest companies based on total market capitalization.) The Russell MidCap Growth Index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values. It is compiled by the Frank Russell Company.

THE RUSSELL 1000 GROWTH INDEX is an unmanaged list of common stocks that measures the performance of Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market). The Russell 1000 Growth Index is compiled by the Frank Russell Company.

THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P MidCap 400") is an unmanaged weighted index of 400

7
--------------------------------------------------------------------------------

domestic stocks chosen for market size (median market capitalization as of June 30, 2000 of about $1.6 billion), liquidity, and industry group representation. The S&P MidCap 400 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions or other expenses of investing.

THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500") is an unmanaged weighted index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions or other expenses of investing.

                                 ----------------------------- EQ Advisors Trust

DOMESTIC PORTFOLIOS

8
--------------------------------------------------------------------------------

EQ/AXP NEW DIMENSIONS PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio primarily invests in common stocks of companies showing the potential for significant growth. These companies often operate in areas where dynamic economic and technological changes are occurring. The Portfolio may also invest up to 30% of its total assets in foreign securities.

The Portfolio's Adviser selects investments by:

o identifying companies the Adviser believes have above-average long-term growth potential based on: effective management; financial strength; and competitive market position.

o considering opportunities and risks with respect to interest rate and economic forecasts both domestically and abroad.

In evaluating whether to sell a security, the Adviser considers, among other factors, whether:

o   the security is overvalued relative to alternative investments;

o   the company has met the Adviser's earnings and/or growth expectations;

o   political, economic, or other events could affect the company's performance;

o the Adviser wishes to minimize potential losses (i.e., in a market down-turn); and

o   the Adviser identifies a more attractive opportunity.

Although not a primary investment strategy, the Portfolio also may invest in other instruments, such as money market securities, preferred stocks, debt obligations (of any rating), and convertible securities. Additionally, the Portfolio may utilize derivative instruments (such as options and futures contracts) to produce incremental earnings, hedge existing positions and increase flexibility.

When market or financial conditions warrant, the Portfolio may invest more of its assets in money market securities for temporary or defensive purposes. During these times, the Portfolio may make frequent securities trades that could cause the Portfolio to incur additional transaction costs that could be passed through to shareholders. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: The Portfolio may use a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

9
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

AMERICAN EXPRESS FINANCIAL CORPORATION ("AEFC"), 200 AXP Financial Center, Minneapolis, MN 55474. AEFC has been the Adviser to the Portfolio since the Portfolio commenced operations. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. AEFC has provided financial services since 1894. In addition to offering mutual funds, its family of companies also offers insurance, annuities, investment certificates and a broad range of financial management services.

GORDON FINES is principally responsible for the day-to-day management of the Portfolio. Mr. Fines, a Vice President and senior portfolio manager of AEFC, has been associated with AEFC since 1981. Doug Guffy and Anne Obermeyer serve as portfolio managers and have been associated with AEFL since 1994 and 1984, respectively.

                                 ----------------------------- EQ Advisors Trust

10
--------------------------------------------------------------------------------

EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio primarily invests in securities of growth companies. Under normal market conditions, at least 65% of the Portfolio's total assets are invested in equity securities. The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Portfolio's goal, the Adviser chooses equity investments by:

o considering opportunities and risks within growing industries and new technologies;

o selecting companies that the Adviser believes have aggressive growth prospects; and

o identifying small and medium capitalization companies with: effective management, financial strength, and competitive market position. Small and medium capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell MidCap Growth Index.

In evaluating whether to sell a security, the Adviser considers, among other factors, whether:

o   the security is overvalued relative to other potential investments;

o   the security has reached the Adviser's price objective;

o   the company's characteristics change;

o   the company has met the Adviser's earnings and/or growth expectations;

o   political, economic, or other events could affect the company's performance;

o the Adviser wishes to minimize potential losses (i.e., in a market down-turn);

o   the Adviser wishes to lock in profits;

o   the Adviser identifies a more attractive investment opportunity; and

o the company or the security continue to meet the other standards described above.

Although not a primary investment strategy, the Portfolio also may invest in foreign securities, money market securities, debt obligations (rated B or higher), derivative instruments (such as options and futures contracts), and convertible securities.

When market or financial conditions warrant, the Portfolio may invest without limitation in money market instruments or investment grade debt obligations (rated BBB or higher) for temporary or defensive purposes. During these times, the Portfolio may make frequent securities trades that could cause the Portfolio to incur additional transaction costs that could be passed through to shareholders. Such investments strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: The Portfolio may use a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in new or unseasoned small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or

11
--------------------------------------------------------------------------------

technologies of such companies may be at a relatively early stage of development or not fully tested.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

AMERICAN EXPRESS FINANCIAL CORPORATION ("AEFC"), 200 AXP Financial Center, Minneapolis, MN 55474. AEFC has been the Adviser to the Portfolio since the Portfolio commenced operations. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. AEFC has provided financial services since 1894. In addition to offering mutual funds, its family of companies also offers insurance, annuities, investment certificates and a broad range of financial management services.

LOUIS GIGLIO and SCOTT MULLINIX are principally responsible for the day-to-day management of the Portfolio. Mr. Giglio, portfolio manager, has been associated with AEFC since January 1994 as a senior equity analyst. Mr. Mullinix, associate portfolio manager, has been associated with AEFC since 1987.

                                 ----------------------------- EQ Advisors Trust

12
--------------------------------------------------------------------------------

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital in a manner consistent with the preservation of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in securities of growth-oriented companies. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of growth companies with a large market capitalization.

The Adviser may invest substantially all of the Portfolio's assets in common stocks if the Adviser believes common stocks will appreciate in value. The Portfolio is diversified for purposes of the 1940 Act, however, it is invested in a limited number of companies.

--------------------------------------------------------------------------------
 For purposes of this Portfolio, generally companies having a market capitalization greater than $10 billion are considered large companies.
--------------------------------------------------------------------------------

The Adviser applies a "bottom-up" approach in choosing investments, focusing on the financial condition and competitiveness of individual companies. The Adviser seeks to identify companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. If the Adviser is unable to find investments with earnings growth potential, a significant portfolio of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The Adviser will seek companies that meet its selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. In addition, the Portfolio may invest in high-yield/high-risk bonds (less than 35% of the Portfolio's total assets) and other debt securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes, or for non-hedging purposes, such as seeking to enhance return, and securities purchased on a when-issued, delayed delivery or forward commitment basis.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

JUNK BOND RISK: The Portfolio may invest up to 35% of its total assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Therefore, credit risk is particularly significant for this Portfolio. Junk bonds have speculative elements or are predominantly speculative credit risks. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

FOCUSED PORTFOLIO RISK: The Portfolio invests in the securities of a limited number of companies. Consequently, the Portfolio may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio's net asset value.

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities markets.

13
--------------------------------------------------------------------------------

FIXED INCOME RISK: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options on futures contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate is likely to exceed 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs that could be passed through to shareholders.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

JANUS CAPITAL CORPORATION ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928. Janus has been the Adviser to the Portfolio since it commenced operations. Janus manages investment companies, private-label mutual funds and provides separate account advisory services for institutional accounts. Stilwell Financial, Inc. ("Stilwell") owns approximately 81.5% of the outstanding voting stock of Janus. Stilwell is a publicly traded company whose subsidiaries are engaged in financial services.

MARC PINTO is the Portfolio Manager responsible for the day-to-day management of the Portfolio. Mr. Pinto manages institutional separate accounts in the Large Cap Growth discipline and has also served as Assistant Portfolio Manager for certain Janus funds since joining Janus in 1994.

                                 ----------------------------- EQ Advisors Trust

14
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FI MID CAP PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser's principal investment strategies include:

o Normally investing at least 65% of its total assets in common stocks of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

o Potentially investing up to 35% of its total assets in companies with market capitalizations that are smaller or larger than those in the S&P MidCap 400.

o   Investing in domestic and foreign issuers.

o Investing in either "growth" stocks or "value" stocks or both. The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

 o In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earning estimates and management.

The Adviser may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy such as preferred stock or investment grade instruments for defensive purposes. If the Adviser does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

MID-CAP COMPANY RISK: The Portfolio's investments in new or unseasoned mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

GROWTH INVESTING RISK: The Portfolio may use a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

VALUE INVESTING: The Portfolio may also use a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to

15
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less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

SECTOR RISK: Market or economic factors affecting certain companies or industries in a particular industry sector could have a major effect on the value of a Portfolio's investments. Many technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate is likely to be over 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs that could be passed through to shareholders.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

FIDELITY MANAGEMENT & RESEARCH COMPANY ("Fidelity"), 82 Devonshire Street, Boston, MA 02109. Fidelity has been the Adviser to the Portfolio since the Portfolio commenced operations. FMR Corp., organized in 1972, is the ultimate parent company of Fidelity. As of March 31, 2000, FMR Corp., including its affiliates, had approximately $995 billion in total assets under management.

DAVID FELMAN is principally responsible for the day-to-day management of the Portfolio. Mr. Felman, a Vice President and portfolio manager, has been associated with Fidelity since 1993.

                                 ----------------------------- EQ Advisors Trust

3  MORE INFORMATION ON PRINCIPAL RISKS

16
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Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

GENERAL INVESTMENT RISKS: Each Portfolio is subject to the following risks:

ASSET CLASS RISK: There is the possibility that the returns from the types of securities in which a Portfolio invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

MARKET RISK: Each Portfolio's share price moves up and down over the short term in reaction to stock or bond market movements. This means that you could lose money over short periods, and perhaps over longer periods during extended market downturns.

SECURITY SELECTION RISK: The Adviser(s) for each Portfolio rely on the insights of different specialists in making investment decisions based on the Portfolio's particular investment objective(s) and investment strategies. There is the possibility that the specific securities held by a Portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the Adviser's choice of portfolio securities.

As indicated in "Summary Information Concerning EQ Advisors Trust" and "About the Investment Portfolios," a particular Portfolio, as described in this Supplement, may also be subject to the following risks:

DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options of futures contracts. Certain Portfolios can use derivatives involving the U.S. Government and foreign government securities and currencies. Investments in derivatives can significantly increase your exposure to market risk, or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FIXED INCOME RISK: To the extent that the Portfolio invests a substantial amount of its assets in fixed income securities, the Portfolio may be subject to the following risks:

    CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio. These debt securities and similar unrated securities have speculative elements or are predominantly speculative credit risks.

    INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a

17
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    Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

    INVESTMENT GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

    JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade by S&P and Moody's are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered "below investment grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.

FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

    CURRENCY RISK: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

    EMERGING MARKET RISK: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

    POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

                                 ----------------------------- EQ Advisors Trust

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    REGULATORY RISK: Less information may be available about foreign companies.
    In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

    TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

FOCUSED PORTFOLIO RISK: Certain Portfolios invest in the securities of a limited number of companies. Consequently, these Portfolios may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio's net asset value.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

PORTFOLIO TURNOVER RISK: Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Portfolio to incur additional transaction costs that could be passed through to shareholders.

SECTOR RISK: Market or economic factors affecting certain companies or industries in a particular industry sector could have a major effect on the value of a Portfolio's investments. Many technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

SMALL-CAP AND MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value

19
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investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

                             -----------------------------     EQ Advisors Trust

4  MANAGEMENT OF THE TRUST

20
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This section gives you information on the Trust, the Manager and the Advisers for each of the Portfolios described in this Supplement. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About The Investment Portfolios."

THE TRUST

The Trust is organized as a Delaware business trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust issues shares of beneficial interest that are currently divided among forty-five (45) Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Supplement or the Prospectus.

THE MANAGER

The Equitable Life Assurance Society of the United States ("Equitable"), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. EQ Financial Consultants, Inc. ("EQFC") previously served as the Manager of the Trust, until September 17, 1999 when the Trust's Investment Management Agreement was transferred to Equitable. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a subsidiary of AXA, a French insurance holding company.

Subject to the supervision and direction of the Board of Trustees, the Manager has overall responsibility for the general management of the Trust. In the exercise of that responsibility and under the Multi-Manager Order, the Manager, without obtaining shareholder approval but subject to the review and approval by the Board of Trustees, may: (i) select new or additional Advisers for the Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers. The Manager also monitors each Adviser's investment program and results, reviews brokerage matters, and carries out the directives of the Board of Trustees. The Manager also supervises the provision of services by third parties such as the Trust's custodian.

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The contractual management fee rates payable by the Trust are at the following annual percentages of the value of each Portfolio's average daily net assets:

CONTRACTUAL FEE UNDER MANAGEMENT AGREEMENT
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

------------------------------------------------------------------------------------------------------
                                   FIRST          NEXT           NEXT           NEXT
EQUITY PORTFOLIOS               $1 BILLION     $1 BILLION     $3 BILLION     $5 BILLION     THEREAFTER
------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions              0.650%         0.600%         0.575%         0.550%         0.525%
EQ/AXP Strategy Aggressive         0.700%         0.650%         0.625%         0.600%         0.575%
EQ/Janus Large Cap Growth          0.900%         0.850%         0.825%         0.800%         0.775%
FI Mid Cap                         0.700%         0.650%         0.625%         0.600%         0.575%
------------------------------------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT

In the interest of limiting until April 30, 2001 the expenses of each Portfolio, the Manager has entered into an amended and restated expense limitation agreement with the Trust with respect to the Portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) are limited to the following respective expense ratios:

EXPENSE LIMITATION PROVISIONS

 --------------------------------------------------
                                   TOTAL EXPENSES
                                  LIMITED TO (% OF
 PORTFOLIOS                       DAILY NET ASSETS)
 --------------------------------------------------
 EQ/AXP New Dimensions                  0.70%
 EQ/AXP Strategy Aggressive             0.75%
 EQ/Janus Large Cap Growth              0.90%
 FI Mid Cap                             0.75%
 --------------------------------------------------

Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and
(iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous three (3) fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

THE ADVISERS

Each Portfolio has an Adviser that furnishes an investment program for the Portfolio pursuant to an investment advisory agreement with the Manager. Each Adviser makes investment decisions on behalf of the Portfolio, places all

                                 ----------------------------- EQ Advisors Trust

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orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser or the Manager and may perform certain limited related administrative functions in connection therewith.

The Manager has received an exemptive order, the Multi-Manager Order, from the SEC that permits the Manager, subject to board approval and without the approval of shareholders to: (a) employ a new Adviser or additional Advisers for any Portfolio; (b) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (c) terminate and replace the Advisers without obtaining approval of the relevant Portfolio' s shareholders. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser"), unless the investment advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in an information statement under Schedule 14C under the Securities Exchange Act of 1934 ("1934 Act").

The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

THE ADMINISTRATOR

Pursuant to an agreement, Equitable currently serves as the Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting and compliance services, and makes available the office space, equipment, personnel and facilities required to provide such services to the Trust.

Equitable may carry out its responsibilities either directly or through sub-contracting with third party service providers. For these services, the Trust pays Equitable $30,000 for each Portfolio, and a monthly fee at the annual rate of 0.04 of 1% of the first $3 billion of total Trust assets, 0.03 of 1% of the next $3 billion of the total Trust assets; 0.025 of 1% of the next $4 billion of the total Trust assets; and 0.0225% of 1% of the total Trust assets in excess of $10 billion.

THE TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent of the Trust and receives no compensation for serving in such capacity.

BROKERAGE PRACTICES

In selecting brokers and dealers, in accordance with Section 28(e) of the 1934 Act, the Manager and each Adviser may consider research and brokerage services received by the Manager, the Advisers, the Trust or any Portfolio. Subject to seeking the most favorable net price and execution available, the Manager and each Adviser may also consider sales of shares of the Trust as a factor in the selection of brokers and dealers. Finally, at the discretion of the Board, the Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment or (ii) finance activities that are primarily intended to result in the sale of Trust shares.

BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law, the Trust may engage in securities and other transactions with entities that may be affiliated with the Manager or the Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with an affiliate of the Manager or the Advisers unless pursuant to an exemptive order from the

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SEC. For these purposes, however, the Trust has considered this issue and believes, based upon advice of counsel, that a broker-dealer affiliate of an Adviser to one Portfolio should not be treated as an affiliate of an Adviser to another Portfolio for which such Adviser does not provide investment advice in whole or in part. The Trust has adopted procedures that are reasonably designed to provide that any commission it pays to affiliates of the Manager or Advisers does not exceed the usual and customary broker's commission. The Trust has also adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of the Manager or Advisers is an underwriter.


                                 ----------------------------- EQ Advisors Trust

5  FUND DISTRIBUTION ARRANGEMENTS

24
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The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IB shares of the Trust offered by this Supplement and the Prospectus as well as one of the distributors for the Class IA shares. Equitable Distributors, Inc. ("EDI") serves as the other distributor for the Class IB shares of the Trust as well as the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and EDI are affiliates of Equitable. Both AXA Advisors and EDI are registered as broker-dealers under the 1934 Act and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

6  PURCHASE AND REDEMPTION

25
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For information on purchases and redemptions, please see "Purchase and redemption" in the Prospectus.

7  HOW ASSETS ARE VALUED
--------------------------------------------------------------------------------

For information on how assets are valued, please see "How assets are valued" in the Prospectus.

8  TAX INFORMATION
--------------------------------------------------------------------------------

For information on taxes, please see "Tax information" in the Prospectus.

9  PRIOR PERFORMANCE OF EACH ADVISER

26
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The following table provides information concerning the historical performance of another registered investment company (or series) or composite of other institutional private accounts and registered investment companies managed by the Advisers to three of the Portfolios described in this Supplement which has investment objectives, policies, strategies and risks substantially similar to those of the respective Portfolio(s) of the Trust for which it serves as Adviser. The data is provided to illustrate the past performance of each Adviser in managing a substantially similar investment vehicle as measured against specified market indices. This data does not represent the past performance of any of the Portfolios or the future performance of any Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio of the Trust or of its Adviser and should not confuse this performance data with performance data for each of the Trust's Portfolios, which is shown for each Portfolio that has at least one full year of operations under the caption "ABOUT THE INVESTMENT PORTFOLIOS."

Each Adviser's performance data shown below for other registered investment companies (or series thereof) was calculated in accordance with standards prescribed by the SEC for the calculation of average annual total return information for registered investment companies. Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. In each such instance, the share prices and investment returns will fluctuate, reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities.

Composite performance data relating to the historical performance of institutional private accounts as well as registered investment companies managed by Janus was calculated on a total return basis and includes all losses. The total returns for the Janus Large Cap Growth Composite reflect the deduction of all fees paid by the private accounts and investment companies. The Composite includes all accounts with assets above $5 million for which Janus has discretionary authority, including mutual funds. Accounts enter the Janus Large Cap Growth Composite upon the first full quarter under management in which assets exceed the stated minimum. Prior to 1995, all discretionary accounts were included in the appropriate composite, regardless of asset size, and there has been no restatement of pre-1995 performance. As of March 31, 2000 the Janus Large Cap Growth Composite included 57 accounts and assets of $5,129.5 million, which represented 1.62% of total assets under management. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The institutional private accounts that are included in the Janus Large Cap Growth Composite are not subject to the same types of expenses to which the relevant Portfolio is subject or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Janus Large Cap Growth Composite could have been adversely affected if the institutional private accounts included in the Large Cap Growth Composite had been regulated as investment companies under the federal securities laws.

The major difference between the SEC prescribed calculation of average annual total returns for registered investment companies (or series thereof) and total returns for composite performance is that average annual total returns reflect all fees and charges applicable to the registered investment company in question and the total return calculation for the Composite reflects only those fees and charges described in the paragraph directly above.

The performance results for the registered investment companies or Janus Large Cap Growth Composite presented below are generally subject to somewhat lower fees and expenses than the relevant Portfolios although in most instances the fees and expenses are substantially similar. In addition, holders of Contracts representing interests in the Portfolios below will be subject to charges and expenses relating to such Contracts. The performance results

27
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presented below do not reflect any insurance related expenses and would be reduced if such charges were reflected.

The investment results presented below are unaudited. For more information on the specified market indices used below, see the relevant footnote. The name of the other fund or composite managed by the adviser is shown in bold. The name of the Trust Portfolio is shown in (parentheses). The name of the benchmark is shown in italics.

                                 ----------------------------- EQ Advisors Trust

28
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ANNUAL RATES OF RETURN OF OTHER FUNDS OR ACCOUNTS
MANAGED BY ADVISERS AS OF 6/30/00

------------------------------------------------------------------------------------------------------
                                                 1           5          10         SINCE     INCEPTION
                                                YEAR       YEARS       YEARS     INCEPTION      DATE
------------------------------------------------------------------------------------------------------
OTHER FUND OR ACCOUNT MANAGED BY ADVISER-
NAME OF ADVISER
(EQAT Portfolio)
------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------
AXP NEW DIMENSIONS FUND(4),(6)-AEFC             20.58%      25.09%      19.80%      14.14%    7/30/68
(EQ/AXP New Dimensions Portfolio)
------------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                 5.97%      21.71%      15.05%       8.82%
------------------------------------------------------------------------------------------------------
AXP STRATEGY AGGRESSIVE FUND(5),(6)-AEFC        58.01%      27.81%       N/A        28.32%    3/20/95
(EQ/AXP Strategy Aggressive Portfolio)
------------------------------------------------------------------------------------------------------
Russell MidCap Growth Index(3)                  48.58%      26.36%       N/A        26.82%
------------------------------------------------------------------------------------------------------
JANUS LARGE CAP GROWTH COMPOSITE(4)-JANUS       35.49%      34.55%      23.80%      24.88%     1/1/88
(EQ/Janus Large Cap Growth Portfolio)
------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(1)                    25.67%      28.67%      20.11%      20.25%
------------------------------------------------------------------------------------------------------

(1) The Russell 1000 Growth Index is an unmanaged list of common stocks that measures the performance of Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market). The Russell 1000 Growth Index does not include fees or operating expenses and is not available for actual investment. It is compiled by the Frank Russell Company.

(2) The S&P 500 Index ("S&P 500") is an unmanaged weighted index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

(3) The Russell MidCap Growth Index is an unmanaged index (with no defined investment objective) measuring the performance of those Russell MidCap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The index does not include fees or operating expenses and is not available for actual investment. It is compiled by the Frank Russell Company.

(4) The annual fees and expenses of the similar registered investment company (or series thereof) (or composite) whose prior performance is shown in the table above were less than those of the relevant Trust's Portfolio. Consequently, if the Trust Portfolio's annual fees and expenses were used in the calculation of the performance of the similar registered investment company (or composite) that performance would be reduced.

(5) The annual fees and expenses of the similar registered investment company (or series thereof) (or composite) whose prior performance is shown in the table above were higher than those of the relevant Trust's Portfolio. Consequently, if the Trust Portfolio's annual fees and expenses were used in the calculation of the performance of the similar registered investment company (or composite) that performance would be increased.

(6) Performance for the Class A shares. The Class A shares are in many instances subject to a front-end sales charge. Other share classes have different expenses and their performance will vary.

EQ Advisors Trust (SM)

SUPPLEMENT DATED SEPTEMBER 1, 2000
TO THE PROSPECTUS DATED MAY 1, 2000

1
--------------------------------------------------------------------------------

This Supplement updates certain information contained in the above-dated Prospectus. Unless indicated otherwise, this Supplement does not supersede the Prospectus dated May 1, 2000 or any prior supplements. This Supplement describes two (2) Portfolios offered by EQ Advisors Trust and the Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Supplement contains information you should know before investing. Please read this Supplement and the Prospectus carefully before investing and keep it for future reference.

                               DOMESTIC PORTFOLIOS
                               -------------------

                       EQ/Janus Large Cap Growth Portfolio
                              FI Mid Cap Portfolio










-------------------------------------------------------------------------------
YOU SHOULD BE AWARE THAT THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE INVESTMENT MERIT OF THESE PORTFOLIOS OR DETERMINED IF THIS SUPPLEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Supplement 2-Class B

Overview

2
--------------------------------------------------------------------------------

EQ ADVISORS TRUST

This Supplement tells you about two (2) current Portfolios of EQ Advisors Trust ("Trust") and the Class IB shares offered by the Trust on behalf of each Portfolio. The Trust is an open-end management investment company. Each Portfolio is a separate series of the Trust with its own investment objective, investment strategies and risks, which are described in this Supplement. Each of the current Portfolios of the Trust described in this Supplement are diversified for purposes of the Investment Company Act of 1940, as amended ("1940 Act").

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contract" or collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and Equitable of Colorado, Inc. ("EOC") as well as insurance companies that are not affiliated with Equitable or EOC ("non-affiliated insurance companies") and to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). The Supplement is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan and should be read in conjunction with the Prospectus. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.

Equitable currently serves as the Manager of the Trust. In such capacity, Equitable currently has overall responsibility for the general management and administration of the Trust.

Information about the Advisers for each Portfolio is contained in the description concerning that Portfolio in the section entitled "About the Investment Portfolios." The Manager has the ultimate responsibility to oversee each of the Advisers and to recommend their hiring, termination and replacement. Subject to approval by the Board of Trustees, the Manager has been granted relief by the Securities and Exchange Commission ("SEC") ("Multi-Manager Order") that enables the Manager without obtaining shareholder approval to: (i) select new or additional Advisers for each of the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers.

Table of contents

3
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1  SUMMARY INFORMATION CONCERNING EQ ADVISORS TRUST                            4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2  ABOUT THE INVESTMENT PORTFOLIOS                                             5
--------------------------------------------------------------------------------
     DOMESTIC PORTFOLIOS                                                       6
       EQ/Janus Large Cap Growth Portfolio                                     6
       FI Mid Cap Portfolio                                                    8

--------------------------------------------------------------------------------
3  MORE INFORMATION ON PRINCIPAL RISKS                                        10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4  MANAGEMENT OF THE TRUST                                                    13
--------------------------------------------------------------------------------
     The Trust                                                                13
     The Manager                                                              13
     Expense Limitation Agreement                                             14
     The Advisers                                                             14
     The Administrator                                                        15
     The Transfer Agent                                                       15
     Brokerage Practices                                                      15
     Brokerage Transactions with Affiliates                                   15

--------------------------------------------------------------------------------
5  FUND DISTRIBUTION ARRANGEMENTS                                             17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6  PURCHASE AND REDEMPTION                                                    18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7  HOW ASSETS ARE VALUED                                                      18
--------------------------------------------------------------------------------

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8  TAX INFORMATION                                                            18
--------------------------------------------------------------------------------

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9  PRIOR PERFORMANCE OF THE ADVISER                                           19
--------------------------------------------------------------------------------

1  SUMMARY INFORMATION CONCERNING EQ ADVISORS TRUST

4
--------------------------------------------------------------------------------

The following chart highlights the two (2) Portfolios described in this Supplement that you can choose as investment alternatives under your Contracts offered by Equitable or EOC. The chart and accompanying information identify each Portfolio's investment objective(s), principal investment strategies, and principal risks. "More Information on Principal Risks", which more fully describes each of the principal risks, is provided beginning on page 10.

--------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST DOMESTIC PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                                     INVESTMENT OBJECTIVE(S)
--------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH PORTFOLIO                           Seeks long-term growth of capital in a manner consistent
                                                              with preservation of capital.
--------------------------------------------------------------------------------------------------------------------------
FI MID CAP PORTFOLIO                                          Seeks long-term growth of capital.




--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS STRATEGIES                              PRINCIPAL RISKS
--------------------------------------------------------------------------------------------------------------------------
Common stocks of growth companies with a large market         General investment, focused portfolio, growth investing,
capitalization.                                               fixed income, junk bond, foreign securities, derivatives and portfolio turnover risks.
--------------------------------------------------------------------------------------------------------------------------
Common stocks of companies with medium market                 General investment, mid-cap company, growth investing,
capitalizations (similar to companies in the S&P MidCap       value investing, foreign securities, sector and portfolio
400), but also in companies with smaller or larger market     turnover risks.
capitalizations. Investments may include growth or value
stocks or a combination of both.
--------------------------------------------------------------------------------------------------------------------------

2  ABOUT THE INVESTMENT PORTFOLIOS

5
--------------------------------------------------------------------------------

This section of the Supplement provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that either Portfolio will achieve its investment objective(s).

Please note that:

o A fuller description of each of the principal risks is included in the section "More Information on Principal Risks," which follows the description of each Portfolio in this section of the Supplement.

o Additional information concerning each Portfolio's strategies, investments, and risks can also be found in the Trust's Statement of Additional Information.

GENERAL INVESTMENT RISKS

Each Portfolio is subject to the following risks:

ASSET CLASS RISK: The returns from the types of securities in which a Portfolio invests may underperform returns from the various general securities markets or different asset classes.

MARKET RISK: You could lose money over short periods due to fluctuation in a Portfolio's share price in reaction to stock or bond market movements, and over longer periods during extended market downturns.

SECURITY SELECTION RISK: There is the possibility that the specific securities selected by a Portfolio's Adviser will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

THE BENCHMARKS

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. Certain benchmarks are included because they are widely known and may help you to understand the universe of securities from which certain of the Portfolios, as described in this Supplement are likely to select their holdings.

THE RUSSELL 1000 GROWTH INDEX is an unmanaged list of common stocks that measures the performance of Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market). The Russell 1000 Growth Index is compiled by the Frank Russell Company.

THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P MidCap 400") is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization as of June 30, 2000 of about $1.6 billion), liquidity, and industry group representation. The S&P MidCap 400 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions or other expenses of investing.

DOMESTIC PORTFOLIOS

6
--------------------------------------------------------------------------------

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital in a manner consistent with the preservation of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in securities of growth-oriented companies. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of growth companies with a large market capitalization.

The Adviser may invest substantially all of the Portfolio's assets in common stocks if the Adviser believes common stocks will appreciate in value. The Portfolio is diversified for purposes of the 1940 Act, however, it is invested in a limited number of companies.

--------------------------------------------------------------------------------
 For purposes of this Portfolio, generally companies having a market capitalization greater than $10 billion are considered large companies.
--------------------------------------------------------------------------------

The Adviser applies a "bottom-up" approach in choosing investments, focusing on the financial condition and competitiveness of individual companies. The Adviser seeks to identify companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. If the Adviser is unable to find investments with earnings growth potential, a significant portfolio of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The Adviser will seek companies that meet its selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. In addition, the Portfolio may invest in high-yield/high-risk bonds (less than 35% of the Portfolio's total assets) and other debt securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes, or for non-hedging purposes, such as seeking to enhance return, and securities purchased on a when-issued, delayed delivery or forward commitment basis.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

JUNK BOND RISK: The Portfolio may invest up to 35% of its total assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Therefore, credit risk is particularly significant for this Portfolio. Junk bonds have speculative elements or are predominantly speculative credit risks. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

FOCUSED PORTFOLIO RISK: The Portfolio invests in the securities of a limited number of companies. Consequently, the Portfolio may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio's net asset value.

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities markets.

7
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FIXED INCOME RISK: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options on futures contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate is likely to exceed 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs that could be passed through to shareholders.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

JANUS CAPITAL CORPORATION ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928. Janus has been the Adviser to the Portfolio since it commenced operations. Janus manages investment companies, private-label mutual funds and provides separate account advisory services for institutional accounts. Stilwell Financial, Inc. ("Stilwell") owns approximately 81.5% of the outstanding voting stock of Janus. Stilwell is a publicly traded company whose subsidiaries are engaged in financial services.

MARC PINTO is the Portfolio Manager responsible for the day-to-day management of the Portfolio. Mr. Pinto manages institutional separate accounts in the Large Cap Growth discipline and has also served as Assistant Portfolio Manager for certain Janus funds since joining Janus in 1994.

                                 ----------------------------- EQ Advisors Trust

8
--------------------------------------------------------------------------------

FI MID CAP PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser's principal investment strategies include:

o Normally investing at least 65% of its total assets in common stocks of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

o Potentially investing up to 35% of its total assets in companies with market capitalizations that are smaller or larger than those in the S&P MidCap 400.

o   Investing in domestic and foreign issuers.

o Investing in either "growth" stocks or "value" stocks or both. The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

o In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earning estimates and management.

The Adviser may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy such as preferred stock or investment grade instruments for defensive purposes. If the Adviser does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

MID-CAP COMPANY RISK: The Portfolio's investments in new or unseasoned mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

GROWTH INVESTING RISK: The Portfolio may use a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

VALUE INVESTING: The Portfolio may also use a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to

9
--------------------------------------------------------------------------------

less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

SECTOR RISK: Market or economic factors affecting certain companies or industries in a particular industry sector could have a major effect on the value of a Portfolio's investments. Many technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate is likely to be over 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs that could be passed through to shareholders.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

FIDELITY MANAGEMENT & RESEARCH COMPANY ("Fidelity"), 82 Devonshire Street, Boston, MA 02109. Fidelity has been the Adviser to the Portfolio since the Portfolio commenced operations. FMR Corp., organized in 1972, is the ultimate parent company of Fidelity. As of March 31, 2000, FMR Corp., including its affiliates, had approximately $995 billion in total assets under management.

DAVID FELMAN is principally responsible for the day-to-day management of the Portfolio. Mr. Felman, a Vice President and portfolio manager, has been associated with Fidelity since 1993.

                                 ----------------------------- EQ Advisors Trust

3  MORE INFORMATION ON PRINCIPAL RISKS

10
--------------------------------------------------------------------------------

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

GENERAL INVESTMENT RISKS: Each Portfolio is subject to the following risks:

ASSET CLASS RISK: There is the possibility that the returns from the types of securities in which a Portfolio invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

MARKET RISK: Each Portfolio's share price moves up and down over the short term in reaction to stock or bond market movements. This means that you could lose money over short periods, and perhaps over longer periods during extended market downturns.

SECURITY SELECTION RISK: The Adviser for each Portfolio rely on the insights of different specialists in making investment decisions based on the Portfolio's particular investment objective(s) and investment strategies. There is the possibility that the specific securities held by a Portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the Adviser's choice of portfolio securities.

As indicated in "Summary Information Concerning EQ Advisors Trust" and "About the Investment Portfolios," a particular Portfolio, as described in this Supplement, may also be subject to the following risks:

DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options of futures contracts. Certain Portfolios can use derivatives involving the U.S. Government and foreign government securities and currencies. Investments in derivatives can significantly increase your exposure to market risk, or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FIXED INCOME RISK: To the extent that the Portfolio invests a substantial amount of its assets in fixed income securities, the Portfolio may be subject to the following risks:

    CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio. These debt securities and similar unrated securities have speculative elements or are predominantly speculative credit risks.

    JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade by S&P and Moody's are speculative in nature, may be subject to

11
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    certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered "below investment grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.

FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

    CURRENCY RISK: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

    EMERGING MARKET RISK: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

    POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

    REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

    TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

FOCUSED PORTFOLIO RISK: Certain Portfolios invest in the securities of a limited number of companies. Consequently, these Portfolios may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio's net asset value.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies

                                 ----------------------------- EQ Advisors Trust

12
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experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

PORTFOLIO TURNOVER RISK: Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Portfolio to incur additional transaction costs that could be passed through to shareholders.

SECTOR RISK: Market or economic factors affecting certain companies or industries in a particular industry sector could have a major effect on the value of a Portfolio's investments. Many technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

SMALL-CAP AND MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

4  MANAGEMENT OF THE TRUST

13
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This section gives you information on the Trust, the Manager and the Advisers for each Portfolio described in this Supplement. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About The Investment Portfolios."

THE TRUST

The Trust is organized as a Delaware business trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust issues shares of beneficial interest that are currently divided among forty-five (45) Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Supplement or the Prospectus.

THE MANAGER

The Equitable Life Assurance Society of the United States ("Equitable"), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. EQ Financial Consultants, Inc. ("EQFC") previously served as the Manager of the Trust, until September 17, 1999 when the Trust's Investment Management Agreement was transferred to Equitable. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a subsidiary of AXA, a French insurance holding company.

Subject to the supervision and direction of the Board of Trustees, the Manager has overall responsibility for the general management of the Trust. In the exercise of that responsibility and under the Multi-Manager Order, the Manager, without obtaining shareholder approval but subject to the review and approval by the Board of Trustees, may: (i) select new or additional Advisers for the Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers. The Manager also monitors each Adviser's investment program and results, reviews brokerage matters, and carries out the directives of the Board of Trustees. The Manager also supervises the provision of services by third parties such as the Trust's custodian.

14
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The contractual management fee rates payable by the Trust are at the following annual percentages of the value of each Portfolio's average daily net assets:

CONTRACTUAL FEE UNDER MANAGEMENT AGREEMENT
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

-----------------------------------------------------------------------------------------------------
                                  FIRST          NEXT           NEXT           NEXT
EQUITY PORTFOLIOS              $1 BILLION     $1 BILLION     $3 BILLION     $5 BILLION     THEREAFTER
-----------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth         0.900%         0.850%         0.825%         0.800%         0.775%
FI Mid Cap                        0.700%         0.650%         0.625%         0.600%         0.575%
-----------------------------------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT

In the interest of limiting until April 30, 2001 the expenses of each Portfolio, the Manager has entered into an amended and restated expense limitation agreement with the Trust with respect to the Portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) are limited to the following respective expense ratios:

EXPENSE LIMITATION PROVISIONS


 -------------------------------------------------
                                  TOTAL EXPENSES
                                 LIMITED TO (% OF
 PORTFOLIOS                      DAILY NET ASSETS)
 -------------------------------------------------
 EQ/Janus Large Cap Growth             0.90%
 FI Mid Cap                            0.75%
 -------------------------------------------------

Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and
(iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous three (3) fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

THE ADVISERS

Each Portfolio has an Adviser that furnishes an investment program for the Portfolio pursuant to an investment advisory agreement with the Manager. Each Adviser makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser or the Manager and may perform certain limited related administrative functions in connection therewith.

The Manager has received an exemptive order, the Multi-Manager Order, from the SEC that permits the

15
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Manager, subject to board approval and without the approval of shareholders to:
(a) employ a new Adviser or additional Advisers for any Portfolio; (b) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (c) terminate and replace the Advisers without obtaining approval of the relevant Portfolio' s shareholders. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser"), unless the investment advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in an information statement under Schedule 14C under the Securities Exchange Act of 1934 ("1934 Act").

The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

THE ADMINISTRATOR

Pursuant to an agreement, Equitable currently serves as the Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting and compliance services, and makes available the office space, equipment, personnel and facilities required to provide such services to the Trust.

Equitable may carry out its responsibilities either directly or through sub-contracting with third party service providers. For these services, the Trust pays Equitable $30,000 for each Portfolio, and a monthly fee at the annual rate of 0.04 of 1% of the first $3 billion of total Trust assets, 0.03 of 1% of the next $3 billion of the total Trust assets; 0.025 of 1% of the next $4 billion of the total Trust assets; and 0.0225% of 1% of the total Trust assets in excess of $10 billion.

THE TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent of the Trust and receives no compensation for serving in such capacity.

BROKERAGE PRACTICES

In selecting brokers and dealers, in accordance with Section 28(e) of the 1934 Act, the Manager and each Adviser may consider research and brokerage services received by the Manager, the Advisers, the Trust or any Portfolio. Subject to seeking the most favorable net price and execution available, the Manager and each Adviser may also consider sales of shares of the Trust as a factor in the selection of brokers and dealers. Finally, at the discretion of the Board, the Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment or (ii) finance activities that are primarily intended to result in the sale of Trust shares.

BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law, the Trust may engage in securities and other transactions with entities that may be affiliated with the Manager or the Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with an affiliate of the Manager or the Advisers unless pursuant to an exemptive order from the SEC. For these purposes, however, the Trust has considered this issue and believes, based upon advice of counsel, that a broker-dealer affiliate of an Adviser to one Portfolio should not be treated as an affiliate of an Adviser to another Portfolio for which such Adviser does not provide investment advice in whole or in part. The Trust has adopted procedures

                                 ----------------------------- EQ Advisors Trust

16
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that are reasonably designed to provide that any commission it pays to affiliates of the Manager or Advisers does not exceed the usual and customary broker's commission. The Trust has also adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of the Manager or Advisers is an underwriter.

5  FUND DISTRIBUTION ARRANGEMENTS

17
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The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IB shares of the Trust offered by this Supplement and the Prospectus as well as one of the distributors for the Class IA shares. Equitable Distributors, Inc. ("EDI") serves as the other distributor for the Class IB shares of the Trust as well as the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and EDI are affiliates of Equitable. Both AXA Advisors and EDI are registered as broker-dealers under the 1934 Act and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

6  PURCHASE AND REDEMPTION

18
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For information on purchases and redemptions, please see "Purchase and redemption" in the Prospectus.

7  HOW ASSETS ARE VALUED
--------------------------------------------------------------------------------

For information on how assets are valued, please see "How assets are valued" in the Prospectus.

8  TAX INFORMATION
--------------------------------------------------------------------------------

For information on taxes, please see "Tax information" in the Prospectus.

9  PRIOR PERFORMANCE OF ADVISER

19
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The following table provides information concerning the historical performance of a composite of other institutional private accounts and registered investment companies managed by the Adviser to EQ/Janus Large Cap Growth Portfolio ("Portfolio"), which is described in this Supplement and has investment objectives, policies, strategies and risks substantially similar to those of the Portfolio of the Trust. The data is provided to illustrate the past performance of the Adviser in managing a substantially similar investment vehicle as measured against specified market indices. This data does not represent the past performance of the Portfolio or the future performance of the Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Portfolio of the Trust or of the Adviser and should not confuse this performance data with performance data for each of the Trust's Portfolios, which is shown for each Portfolio that has at least one full year of operations under the caption "ABOUT THE INVESTMENT PORTFOLIOS."

Composite performance data relating to the historical performance of institutional private accounts as well as registered investment companies managed by Janus was calculated on a total return basis and includes all losses. The total returns for the Janus Large Cap Growth Composite reflect the deduction of all fees paid by the private accounts and investment companies. The composite includes all accounts with assets above $5 million for which Janus has discretionary authority, including mutual funds. Accounts enter the Janus Large Cap Growth Composite upon the first full quarter under management in which assets exceed the stated minimum. Prior to 1995, all discretionary accounts were included in the appropriate composite, regardless of asset size, and there has been no restatement of pre-1995 performance. As of March 31, 2000 the Janus Large Cap Growth Composite included 57 accounts and assets of $5,129.5 million, which represented 1.62% of total assets under management. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The institutional private accounts that are included in the Janus Large Cap Growth Composite are not subject to the same types of expenses to which the relevant Portfolio is subject or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Janus Large Cap Growth Composite could have been adversely affected if the institutional private accounts included in the Janus Large Cap Growth Composite had been regulated as investment companies under the federal securities laws.

The major difference between the SEC prescribed calculation of average annual total returns for registered investment companies or (series thereof) and total returns for Composite performance is that average annual total returns reflect all fees and charges applicable to the registered investment company in question and the total return calculation for the Composite reflects only those fees and charges described in the paragraph directly above.

The performance results for the Janus Large Cap Growth Composite presented below are subject to somewhat lower fees and expenses than the relevant Portfolio although in most instances the fees and expenses are substantially similar. In addition, holders of Contracts representing interests in the Portfolio below will be subject to charges and expenses relating to such Contracts. The performance results presented below do not reflect any insurance related expenses and would be reduced if such charges were reflected.

The investment results presented below are unaudited. For more information on the market index used below, see the relevant footnote. The composite managed by the Adviser is shown in bold. The name of the Trust Portfolio is shown in (parentheses). The name of the benchmark is shown in italics.

20
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ANNUAL RATES OF RETURN OF OTHER FUNDS OR ACCOUNTS
MANAGED BY ADVISERS AS OF 6/30/00

-------------------------------------------------------------------------------------------------------------
                                                        1           5          10         SINCE     INCEPTION
                                                       YEAR       YEARS       YEARS     INCEPTION      DATE
-------------------------------------------------------------------------------------------------------------
OTHER FUND OR ACCOUNT MANAGED BY ADVISER-NAME OF
ADVISER
(EQAT Portfolio)
-------------------------------------------------------------------------------------------------------------
Benchmark
-------------------------------------------------------------------------------------------------------------
JANUS LARGE CAP GROWTH COMPOSITE(2)-JANUS              35.49%      34.55%      23.80%      24.88%    1/1/88
(EQ/Janus Large Cap Growth Portfolio)
-------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(1)                           25.67%      28.67%      20.11%      20.25%
-------------------------------------------------------------------------------------------------------------

(1) The Russell 1000 Growth Index is an unmanaged list of common stocks that measures the performance of Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market). The Russell 1000 Growth Index does not include fees or operating expenses and is not available for actual investment. It is compiled by the Frank Russell Company.

(2) The annual fees and expenses of the similar registered investment company (or series thereof) (or composite) whose prior performance is shown in the table above were less than those of the relevant Trust's Portfolio. Consequently, if the Trust Portfolio's annual fees and expenses were used in the calculation of the performance of the similar registered investment company (or composite) that performance would be reduced.